DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report for the Dreyfus Worldwide Dollar Money Market Fund, Inc. for the 12-month period ended October 31, 1998. During this period, your Fund produced a yield of 4.95%, and after taking into account the effect of compounding, the effective yield was 5.06%.*

Economic Review

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease credit in both late September and mid-October. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the price of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of this industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management (hedge fund) crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. The prospects for world economic weakness and monetary ease in the major countries will be powerfully influenced by whether foreign financial stresses calm down or intensify in the coming months. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

Market Environment/Portfolio Focus

  The economic forces described above drove down interest rates in late summer and early fall. While there has been a recent modest increase, rates have now broken out of the narrow band that had prevailed earlier in the year.

  The "flight to safety" that was prompted by economic worries around the globe generated very high demand for U.S. Treasury securities in the longer maturities. This drove down yields but money market rates remained strong, causing an inverted yield curve for a while.

In recent weeks, investors appeared to become more confident with the economic outlook. The result was an unwinding of large portions of the positions taken as a result of the search for investment safety. Consequently, the yield curve, which measures the relationship between long- and short-term securities, returned to a more positive or more "normal" pattern.

  At present, prices and rates in the money market are more reflective of underlying economic forces than of investor fears of global financial turmoil. This, of course, is constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates three times since late September has been a strong confidence-building factor in the markets. Currently, the market expects the Fed to continue its bias toward accommodation as economic conditions dictate.

  Taking all this into account, we continue to maintain a somewhat longer average maturity than the average for other funds. This is intended to position the Fund in the event of further downward moves in market yields.

               Sincerely,


               [Patricia A. Larkin signature]



               Patricia A. Larkin

               Senior Portfolio Manager

November 16, 1998

New York, N.Y.

* Effective yield is based upon dividends declared daily and reinvested monthly

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     OCTOBER 31, 1998

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--32.5%                                                     Amount              Value
-------------------------------------------------------                                        ______________   _______________
Abbey National Treasury Services (London)

   5.50%, 12/4/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  10,000,000  $     10,000,045

Abbey National Treasury Services (Yankee)

   5.70%, 2/25/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

BankBoston, N.A.

   5.58%, 2/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,631

Bankers Trust Co.

   5.14%, 7/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000         9,995,539

Bankers Trust New York Corp.

   5.53%, 1/12/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,005,168

Creditanstalt Bankverein (London)

   5.50%, 12/14/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         60,000,000        60,005,432

Creditanstalt Bankverein (Yankee)

   5.77%, 4/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        14,996,733

Credit Agricole Indosuez S.A. (Yankee)

   5.12%-5.80%,  5/21/99-5/26/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,984,871

Credit Suisse First Boston (Yankee)

   5.11%, 4/14/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000

Deutsche Bank AG (Yankee)

   5.61%-5.70%, 2/26/99-8/23/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,983,642

Istituto Bancario San Paolo Di Torino (Yankee)

   5.74%-5.75%, 7/20/99-7/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,989,934

Royal Bank of Canada (Yankee)

   5.11%, 2/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,990,146

Societe Generale (Yankee)

   5.77% , 5/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        14,994,632

SwedBank (Yankee)

   5.73%, 3/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,995,242

Swiss Bank Corp. (Yankee)

   5.74%, 3/5/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,996,338

Toronto-Dominion Bank (Yankee)

   5.66%,  8/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,988,423

Westdeutsche Landesbank Girozentrale (Yankee)

   5.04%, 4/6/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

                                                                                                                _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $509,926,776) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   509,926,776

                                                                                                                _______________





Commercial Paper--28.2%
-------------------------------------------------------


Canadian Imperial Holdings Inc.

   4.88%, 4/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  25,000,000  $     24,417,856

Corporate Asset Funding Co. Inc.

   5.14%, 1/11/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000,000        44,549,150

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

  STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                                                                                                   Principal

Commercial Paper (continued)                                                                        Amount           Value
-------------------------------------------------------                                      ________________   _______________

Den Danske Corp. Inc.

   5.57%, 1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  25,000,000  $     24,663,778

Fina Oil & Chemical Co.

   5.53%-5.54%, 12/3/98-12/18/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,760,450

FINOVA Capital Corp.

   5.34%-5.53%, 1/14/99-2/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,000,000        18,760,554

General Electric Capital Corp.

   5.42%-5.49%, 2/23/99-3/17/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,377,369

Heller Financial Inc.

   5.49%-5.51%, 1/20/99-1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,745,833

Hertz Corp.

   5.44%, 12/4/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,753,417

Merrill Lynch & Co. Inc.

   5.67%, 1/29/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        39,455,122

Morgan (J.P.) & Co. Inc.

   5.43%, 1/25/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,685,382

Spintab AB

   5.61%, 11/17/98-11/20/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         44,100,000        43,982,811

Sanwa Business Credit Corp.

   5.79%, 11/13/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,952,500

SwedBank Inc.

   5.66%-5.73%, 12/18/98-2/5/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,431,666

                                                                                                                _______________

TOTAL COMMERCIAL PAPER

   (cost $443,535,888) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   443,535,888

                                                                                                                _______________







Corporate Notes--17.2%
-------------------------------------------------------



Bankers Trust New York Corp.

   5.20%, 1/8/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  40,000,000  $     39,998,546

CIT Group Holdings Inc.

   5.13%-5.21%, 9/29/99-10/20/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,984,088

Key Bank N.A.

   5.12%, 9/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,995,641

Istituto Bancario San Poalo Di Torino

   5.13%, 4/19/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,989,926

Lehman Brothers Holdings, Inc.

   5.30%, 1/13/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,000

Merrill Lynch & Co. Inc.

   5.12%, 4/19/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Paine Webber Group Inc.

   5.20%, 4/22/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,000,000

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

  STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                                                                                                   Principal

Corporate Notes (continued)                                                                         Amount           Value
-------------------------------------------------------                                         _____________   _______________

Salomon Smith Barney Holdings Inc.

   5.11%, 4/19/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  10,000,000  $     10,000,000

                                                                                                                _______________

TOTAL CORPORATE NOTES

   (cost $269,968,201) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   269,968,201

                                                                                                                _______________






Promissary Notes--4.1%
-------------------------------------------------------



Goldman Sachs Group L.P.

  4.95%-5.70%, 11/10/98-4/26/99 (b,c)

   (cost $65,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  65,000,000  $     65,000,000

                                                                                                                _______________






Short-Term Bank Notes--13.6%
-------------------------------------------------------



Abbey National Treasury Services

   5.80%, 6/11/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  30,000,000  $     29,986,022

BankBoston, N.A.

   5.70%, 4/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

Heller Financial Inc.

   5.25%, 8/1/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,170,000        14,540,671

Lasalle National Bank

   5.70%, 7/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,995,859

NationsBank N.A.

   5.41%, 3/10/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

NationsBank, N.A.

   5.12%, 8/3/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,985,308

PNC Bank N.A.

   5.07%, 5/21/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,979,411

                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES

   (cost $214,487,271) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   214,487,271

                                                                                                                _______________





U.S. Government Agencies--1.6%
-------------------------------------------------------



Federal Home Loan Banks, Discount Notes

  5.40%, 11/2/98

   (cost $24,996,250)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  25,000,000  $     24,996,250

                                                                                                                _______________

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

  STATEMENT OF INVESTMENTS (CONTINUED)                         OCTOBER 31, 1998

                                                                                                   Principal

Time Deposits--1.3%                                                                                 Amount           Value
-------------------------------------------------------                                         _____________    _______________

Berliner Handels-und Frankforter Bank (Grand Cayman)

  5.38%, 11/2/98

   (cost $20,021,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  20,021,000  $      20,021,000

                                                                                                                _______________

TOTAL INVESTMENTS

   (cost $1,547,935,386) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      98.5%                      $1,547,935,386

                                                                                    _______                     _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.5%                    $     23,400,386

                                                                                    _______                     _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                      $1,571,335,772

                                                                                    _______                     _______________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Variable interest rate--subject to periodic change.

(b) These notes were acquired for investment, and not with the intent to distribute or sell.

(c) Securities restricted as to public resale. These securities were acquired from 3/24/98-10/24/98 at a cost of par value. At October 31, 1998, the aggregate value of these securities was $65,000,000 representing approximately 4.1% of net assets and they are valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 1998

                                                                                                     Cost            Value
                                                                                                 ____________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,547,935,386    $1,547,935,386

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            8,756,621

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           15,143,635

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              421,119

                                                                                                                _______________

                                                                                                                  1,572,256,761

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              600,194

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              320,795

                                                                                                                _______________

                                                                                                                        920,989

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,571,335,772

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,571,432,462

                                 Accumulated undistributed net investment income . . . . .                              200,088

                                 Accumulated net realized gain (loss) on investments . . .                            (296,778)

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,571,335,772

                                                                                                                _______________


SHARES OUTSTANDING

(25 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                        1,571,432,462


NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                  $93,319,339

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .         $  8,178,603

                                 Shareholder servicing costs--Note 2(b)  . . . . .            6,160,548

                                 Prospectus and shareholders' reports  . . . . . .              274,528

                                 Custodian fees  . . . . . . . . . . . . . . . . .              128,061

                                 Registration fees . . . . . . . . . . . . . . . .               96,745

                                 Directors' fees and expenses--Note 2(c) . . . . .               58,989

                                 Professional fees . . . . . . . . . . . . . . . .               54,549

                                 Miscellaneous . . . . . . . . . . . . . . . . . .              221,703

                                                                                           ____________

                                        Total Expenses . . . . . . . . . . . . . .           15,173,726

                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . .           (2,903,728)

                                                                                           ____________

                                        Net Expenses . . . . . . . . . . . . . . .                                   12,269,998

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   81,049,341

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                        7,275

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                  $81,056,616

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended   .      Year Ended

                                                                                      October 31, 1998     October 31, 1997
                                                                                     __________________  ___________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      81,049,341    $      90,279,537

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . .                  7,275              (78,862)

                                                                                        _______________     ________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .             81,056,616           90,200,675

                                                                                        _______________     ________________


DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (80,849,253)         (90,279,537)

                                                                                        _______________     ________________


CAPITAL STOCK TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . .          2,928,775,298        4,290,577,638

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             78,111,440           85,697,112

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,103,593,597)      (4,649,961,193)

                                                                                        _______________     ________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .            (96,706,859)        (273,686,443)

                                                                                        _______________     ________________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . .            (96,499,496)        (273,765,305)


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,667,835,268        1,941,600,573

                                                                                        _______________     ________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $1,571,335,772       $1,667,835,268

                                                                                        _______________     ________________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .    $           200,088          --

                                                                                        _______________     ________________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended October 31,

                                                                 ___________________________________________________________


PER SHARE DATA:                                               1998          1997           1996           1995           1994
                                                             ______         ______         ______         ______         ______
   Net asset value, beginning of period  . . . . . . .       $1.00           $1.00          $1.00          $1.00          $1.00

                                                             ______         ______         ______         ______         ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . .        .049            .049           .049           .052           .031

                                                             ______         ______         ______         ______         ______

   Distributions:

   Dividends from investment income--net . . . . . . .        (.049)         (.049)         (.049)         (.052)         (.031)

                                                             ______         ______         ______         ______         ______

   Net asset value, end of period  . . . . . . . . . .        $1.00          $1.00          $1.00          $1.00          $1.00

                                                             ______         ______         ______         ______         ______
                                                             ______         ______         ______         ______         ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .         5.05%          5.02%          4.96%           5.33%          3.17%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . .          .75%           .75%           .81%            .86%           .84%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . .         4.95%          4.90%          4.86%          5.20%           3.07%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . . .         .18%           .14%           .05%             --             --

   Net Assets, end of period (000's Omitted) . . . . .   $1,571,336     $1,667,835     $1,941,601     $2,105,361     $2,469,367

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a diversified open-end management investment company. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

On November 2, 1998, the Fund declared a cash dividend of approximately $.0001 per share from undistributed investment income-net which includes investment income-net for Saturday, October 31, 1998.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $297,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. If not applied, $76,000 of the carryover expires in fiscal 2003, $142,000 expires in fiscal 2004 and $79,000 expires in fiscal 2005.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from November 1, 1997 through October 31, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund' s aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $2,903,728 during the period ended October 31, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 1998, the Fund was charged $3,444,532 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $1,941,025 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus Worldwide Dollar Money Market Fund, Inc.

  We have audited the accompanying statement of assets and liabilities of Dreyfus Worldwide Dollar Money Market Fund, Inc., including the statement of investments, as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Worldwide Dollar Money Market Fund, Inc. at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.



New York, New York

December 3, 1998

                                   [reg.tm logo]


                                   (reg.tm)

DREYFUS WORLDWIDE DOLLAR

MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             762AR9810

Worldwide Dollar

Money Market

Fund, Inc.

Annual Report

October 31, 1998